Fair value measurement (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets
Investment securities	¥ 11,611	$ 1,683	¥ 19,088
Recurring basis
Assets
Restricted cash	6,254		5,926
Total assets	92,010		102,024
Recurring basis | Wealth management products
Assets
Short-term investments	71,496		77,010
Other non-current assets	2,649
Recurring basis | Listed equity securities
Assets
Investment securities	11,611		19,088
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	11,611		19,088
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Investment securities	11,611		19,088
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	6,254		5,926
Total assets	80,399		82,936
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments	71,496		¥ 77,010
Other non-current assets	¥ 2,649